Consolidated Statements of Loss - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Operating expense
Project evaluation and corporate development	$ (27,484)	$ (35,934)
Depreciation	(170,399)	(196,539)
Filing and listing	(367,246)	(279,164)
Corporate affairs and investor relations	(498,083)	(371,145)
Professional fees	(624,446)	(499,586)
Salaries and benefits	(1,827,478)	(1,708,009)
Office and administration	(996,210)	(1,273,737)
Share-based compensation	(1,441,940)	(1,611,845)
Total operating expense	(5,953,286)	(5,975,959)
Other income
Income from investments	1,011,463	787,597
Loss on disposal of property, plant and equipment	(21,431)
Foreign exchange gain	772,886	1,408,140
Total other income	1,762,918	2,195,737
Net loss		(3,780,222)
Attributable to:
Equity holders of the Company	$ (4,190,368)	(3,757,057)
Non-controlling interests		(23,165)
Net loss		$ (3,780,222)
Loss per share attributable to the equity holders of the Company
Loss per share - basic (in Dollars per share)	$ (0.02)	$ (0.02)
Loss per share - diluted (in Dollars per share)	$ (0.02)	$ (0.02)
Weighted average number of common shares - basic (in Shares)	180,599,824	171,635,884
Weighted average number of common shares - diluted (in Shares)	180,599,824	171,635,884